Schedule of Investments (unaudited) March 31, 2024	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
Golub Capital Partners CLO Ltd., Series 2023-66B, Class D, (3-mo. CME Term SOFR + 5.50%), 10.82%, 04/25/36(a)(b)	USD 1,000	$1,013,943
Palmer Square CLO Ltd., Series 2023-2A, Class D, (3-mo. CME Term SOFR + 5.00%), 10.32%, 04/20/36(a)(b)	1,000	1,016,641
Pikes Peak CLO Ltd., Series 2023-14, Class D, (3-mo. CME Term SOFR + 5.45%), 10.77%, 04/20/36(a)(b)	1,000	1,013,776
Symphony CLO Ltd.(a)(b)
Series 2023-38, Class D, (3-mo. CME Term SOFR + 5.20%), 10.52%, 04/24/36	1,000	1,019,325
Series 2023-40A, Class D, (3-mo. CME Term SOFR + 5.00%), 10.34%, 01/14/34	1,000	1,013,505
Whitebox CLO IV Ltd., Series 2023-4A, Class D, (3-mo. CME Term SOFR + 5.15%), 10.47%, 04/20/36(a)(b)	1,000	1,022,331

Total Asset-Backed Securities — 1.3% (Cost: $6,000,000)		6,099,521

	Shares

Common Stocks

Construction & Engineering — 0.0%
McDermott International Ltd.(c)	123,933	24,787

Electrical Equipment — 0.0%
SunPower Corp.(c)	1,860	5,580

Energy Equipment & Services — 0.0%
Project Investor Holdings LLC, (Acquired 02/12/19, Cost: $0)(c)(d)(e)	6,099	—

Entertainment — 0.1%
Learfield Communications LLC, (Acquired 09/06/23, Cost: $85,471)(c)(d)(e)	6,803	319,741

Financial Services(c) — 0.3%
NMG Parent LLC	3,613	334,202
Travelport Finance Luxembourg SARL(d)	267	854,969

		1,189,171

Health Care Providers & Services — 0.0%
Envision Healthcare Corp., (Acquired 11/03/23, Cost: $737,244)(c)(e)	23,736	201,756

Oil, Gas & Consumable Fuels — 0.0%
Kcad Holdings I Ltd.(c)(d)	309,827,230	3,098

Semiconductors & Semiconductor Equipment — 0.0%
Maxeon Solar Technologies Ltd.(c)	232	773

Trading Companies & Distributors — 0.0%
TMK Hawk Parent Corp.(c)(d)	23,534	194,159

Total Common Stocks — 0.4% (Cost: $7,677,813)		1,939,065

Security		Par (000)	Value

Corporate Bonds

Aerospace & Defense — 0.0%
Wesco Aircraft Holdings, Inc., 9.00%, 11/15/26(b)(c)(f)	USD	1,013	$253,250

Automobile Components — 0.1%
Clarios Global LP, 6.75%, 05/15/25(b)		446	446,397

Chemicals(b) — 0.1%
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28		51	50,311
WR Grace Holdings LLC, 5.63%, 08/15/29		388	347,217

			397,528

Commercial Services & Supplies(b) — 0.1%
Champions Financing, Inc., 8.75%, 02/15/29		208	217,910
Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 01/15/28		207	202,773

			420,683

Construction & Engineering — 0.1%
Brand Industrial Services, Inc., 10.38%, 08/01/30(b)		249	269,583

Construction Materials — 0.0%
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29(b)		118	114,984

Diversified REITs — 0.0%
VICI Properties LP/VICI Note Co., Inc., 4.63%, 06/15/25(b)		138	135,884

Diversified Telecommunication Services(b) — 0.2%
Level 3 Financing, Inc., 11.00%, 11/15/29		524	545,301
Zayo Group Holdings, Inc., 6.13%, 03/01/28		251	175,642

			720,943

Electric Utilities — 0.0%
Texas Competitive Electric Holdings, Series M, 5.03%, 10/10/19(a)(c)(d)(f)		1,710	—

Entertainment — 0.1%
Odeon Finco PLC, 12.75%, 11/01/27(b)		607	615,821

Ground Transportation — 0.1%
Uber Technologies, Inc., 4.50%, 08/15/29(b)		381	361,499

Health Care Equipment & Supplies — 0.1%
Medline Borrower LP, 5.25%, 10/01/29(b)		384	362,945

Hotels, Restaurants & Leisure(b) — 0.2%
Caesars Entertainment, Inc., 4.63%, 10/15/29		390	355,630
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 01/15/30		441	395,979

			751,609

Insurance — 0.1%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(b)		357	351,725

Internet Software & Services — 0.1%
Expedia Group, Inc., 6.25%, 05/01/25(b)		337	338,474

IT Services — 0.0%
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 06/15/29(b)		191	197,997

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Machinery(b) — 0.2%
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29	USD	336	$347,464
Vertiv Group Corp., 4.13%, 11/15/28		901	838,328

			1,185,792

Media — 0.1%
Radiate Holdco LLC/Radiate Finance, Inc., 4.50%, 09/15/26(b)		573	455,623

Real Estate Management & Development — 0.0%
Realogy Group LLC/Realogy Co.-Issuer Corp., 5.75%, 01/15/29(b)		46	32,574

Specialty Retail — 0.1%
eG Global Finance PLC, 12.00%, 11/30/28(b)		465	494,266

Wireless Telecommunication Services — 0.0%
Ligado Networks LLC, (15.50% PIK), 15.50%, 11/01/23(b)(c)(f)(g)		263	39,378

Total Corporate Bonds — 1.7% (Cost: $8,864,162)			7,946,955

Floating Rate Loan Interests(a)

Aerospace & Defense — 5.3%
Bleriot U.S. Bidco, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR + 4.26%), 9.57%, 10/31/28		965	968,429
Cobham Ultra SeniorCo SARL, USD Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 3.50%), 9.01%, 08/03/29		369	361,289
Cubic Corp.
Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 9.85%, 05/25/28		3,414	3,186,168
Term Loan C, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 9.85%, 05/25/28		696	649,871
Dynasty Acquisition Co., Inc., 2024 Term Loan B1, (1-mo. CME Term SOFR + 3.50%), 8.83%, 08/24/28		4,274	4,280,046
NORDAM Group, Inc., Term Loan B, (1-mo. CME Term SOFR + 5.70%), 10.93%, 04/09/26		753	707,256
Ovation Parent, Inc., 2024 Term Loan, 03/27/31(h)		299	299,188
Peraton Corp.
2nd Lien Term Loan B1, (3-mo. CME Term SOFR + 7.85%), 13.18%, 02/01/29		1,692	1,693,993
Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.85%), 9.18%, 02/01/28		5,610	5,599,421
Setanta Aircraft Leasing DAC, Term Loan B, (3-mo. CME Term SOFR + 2.26%), 7.56%, 11/05/28		1,340	1,341,956
Standard Aero Ltd., 2024 Term Loan B2, (1-mo. CME Term SOFR + 3.50%), 8.83%, 08/24/28		1,648	1,650,276
TransDigm, Inc.
2023 Term Loan J, (1-mo. CME Term SOFR at 1.00% Floor + 3.25%), 8.56%, 02/28/31		758	761,618
2024 Term Loan I, (3-mo. CME Term SOFR + 2.75%), 8.57%, 08/24/28		2,986	2,995,609
2024 Term Loan K, 02/22/30(h)		118	118,174

			24,613,294

Security		Par (000)	Value

Air Freight & Logistics — 0.1%
Rand Parent LLC, 2023 Term Loan B, (3-mo. CME Term SOFR + 4.25%), 9.56%, 03/17/30	USD	244	$243,693

Automobile Components — 0.7%
Clarios Global LP, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 8.33%, 05/06/30		2,339	2,342,989
Tenneco, Inc., 2022 Term Loan B, (3-mo. CME Term SOFR + 5.10%), 10.42%, 11/17/28		1,123	1,054,868

			3,397,857

Automobiles — 0.6%
Dealer Tire Financial LLC, 2024 Term Loan B3, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.08%, 12/14/27(d)		2,513	2,528,593
RVR Dealership Holdings LLC, Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.85%), 9.18%, 02/08/28		241	225,077

			2,753,670

Banks — 0.6%
Ascensus Holdings, Inc., Term Loan, (1-mo. CME Term SOFR + 3.61%), 8.94%, 08/02/28		2,722	2,708,511

Beverages — 1.4%
Naked Juice LLC
2nd Lien Term Loan, (3-mo. CME Term SOFR + 6.10%), 11.40%, 01/24/30		1,804	1,452,724
Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.35%), 8.66%, 01/24/29		3,846	3,589,621
Triton Water Holdings, Inc., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.51%), 8.81%, 03/31/28		1,287	1,272,391

			6,314,736

Broadline Retail — 1.1%
Sally Holdings LLC, 2023 CovLite Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.58%, 02/28/30		627	626,876
StubHub Holdco Sub LLC, 2024 Extended Term Loan B, (3-mo. CME Term SOFR + 4.75%), 10.08%, 03/15/30		4,403	4,400,830
Woof Holdings, Inc., 1st Lien Term Loan, (3-mo. CME Term SOFR + 4.01%), 9.32%, 12/21/27		378	298,695

			5,326,401

Building Products — 1.9%
AZZ, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.58%, 05/13/29		275	275,541
Beacon Roofing Supply, Inc., 2024 Term Loan B, 05/19/28(h)		1,443	1,443,291
Foundation Building Materials, Inc., 2024 Term Loan B2, (1-mo. CME Term SOFR + 4.00%), 9.31%, 01/29/31		1,676	1,681,866
LBM Acquisition LLC, Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.85%), 9.18%, 12/17/27		502	501,351
SRS Distribution, Inc.
2021 Term Loan B, (1-mo. CME Term SOFR + 3.61%), 8.94%, 06/02/28		2,737	2,753,216

2

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Building Products (continued)
SRS Distribution, Inc. (continued)
2022 Incremental Term Loan, (1-mo. CME Term SOFR + 3.35%), 8.68%, 06/02/28	USD	977	$981,751
White Cap Buyer LLC, Term Loan B, (1-mo. CME Term SOFR + 3.75%), 9.08%, 10/19/27		1,214	1,216,714

			8,853,730

Capital Markets — 2.6%
Aretec Group, Inc., 2023 Incremental Term Loan, (1-mo. CME Term SOFR + 4.60%), 9.93%, 08/09/30		570	572,978
Axalta Coating Systems U.S. Holdings, Inc., 2024 Term Loan B6, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.33%, 12/20/29		1,254	1,254,729
Azalea Topco, Inc.
2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.86%), 9.19%, 07/24/26		1,668	1,653,998
Term Loan, (1-mo. CME Term SOFR + 3.61%), 8.83%, 07/24/26		955	949,225
Castlelake Aviation One DAC
2023 Incremental Term Loan B, (3-mo. CME Term SOFR + 2.75%), 8.08%, 10/22/27		711	711,299
Term Loan B, (3-mo. CME Term SOFR + 2.50%), 7.83%, 10/22/26		2,184	2,183,375
Focus Financial Partners LLC
2021 Term Loan B4, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.83%, 06/30/28		1,451	1,444,571
2024 Term Loan B7, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.08%, 06/30/28		1,017	1,012,671
ION Trading Finance Ltd., 2021 USD Term Loan, (3-mo. CME Term SOFR + 4.85%), 10.15%, 04/01/28		665	663,766
Osaic Holdings, Inc.
2023 Term Loan B, (1-mo. CME Term SOFR + 4.50%), 9.83%, 08/17/28		1,392	1,396,972
2024 Term Loan, 08/17/28(h)		383	384,268

			12,227,852

Chemicals — 4.9%
Aruba Investments Holdings LLC
2020 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 7.85%), 13.18%, 11/24/28(d)		690	683,100
2020 USD Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 4.10%), 13.43%, 11/24/27		756	752,893
Ascend Performance Materials Operations LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.85%), 10.07%, 08/27/26		969	951,012
Chemours Co., 2023 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.83%, 08/18/28		1,148	1,142,489
CPC Acquisition Corp., Term Loan, (3-mo. CME Term SOFR + 4.01%), 9.32%, 12/29/27		449	377,547
Derby Buyer LLC, USD Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.58%, 11/01/30		2,075	2,086,018
Ecovyst Catalyst Technologies LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.60%), 7.91%, 06/09/28		1,706	1,703,558
Element Solutions, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR + 2.00%), 7.33%, 12/18/30		1,962	1,962,123

Security		Par (000)	Value

Chemicals (continued)
HB Fuller Co., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.33%, 02/15/30	USD	291	$291,021
Herens U.S. Holdco Corp., USD Term Loan B, (3-mo. CME Term SOFR + 4.03%), 9.33%, 07/03/28		1,061	996,013
INEOS U.S. Finance LLC, 2023 USD Term Loan B, (1-mo. CME Term SOFR + 3.60%), 8.93%, 02/18/30		673	671,953
LSF11 A5 Holdco LLC
2023 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.35%), 9.68%, 10/15/28		290	289,955
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 8.94%, 10/15/28		1,507	1,506,025
Momentive Performance Materials Inc., 2023 Term Loan, (1-mo. CME Term SOFR + 4.50%), 9.83%, 03/29/28		2,118	2,079,703
Nouryon USA LLC, 2023 USD Term Loan B, (3-mo. CME Term SOFR + 4.10%), 9.42%, 04/03/28		912	913,476
Olympus Water US Holding Corp., 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.57%, 11/09/28		885	886,366
OQ Chemicals Corp., 2017 USD Term Loan B2, (3-mo. CME Term SOFR + 3.70%), 8.93%, 10/14/24		1,565	1,529,848
SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 4.11%), 9.44%, 03/16/27		1,038	1,039,046
Sparta U.S. HoldCo LLC, 2021 Term Loan, (1-mo. CME Term SOFR + 3.36%), 8.69%, 08/02/28		1,624	1,623,498
WR Grace Holdings LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.01%), 9.32%, 09/22/28		1,391	1,391,423

			22,877,067

Commercial Services & Supplies — 4.8%
Action Environmental Group, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.82%, 10/24/30(d)		646	645,974
Allied Universal Holdco LLC
2021 USD Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 9.18%, 05/12/28		2,589	2,585,168
2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.75%), 10.08%, 05/12/28		333	333,978
Amentum Government Services Holdings LLC, 2022 Term Loan, (1-mo. CME Term SOFR + 4.00%), 9.33%, 02/15/29		777	778,129
Aramark Services, Inc., 2024 Term Loan B8, (3-mo. CME Term SOFR + 2.00%), 7.33%, 06/22/30		757	756,652
Champions Financing, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR + 4.75%), 10.07%, 02/23/29(d)		2,334	2,339,835
Creative Artists Agency LLC, 2024 Term Loan B, 11/27/28(h)		2,728	2,728,725
Garda World Security Corp., 2022 Term Loan B, (3-mo. CME Term SOFR + 4.25%), 9.58%, 02/01/29		429	429,270
Mavis Tire Express Services Topco Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.08%, 05/04/28		2,957	2,958,601

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Services & Supplies (continued)
PECF USS Intermediate Holding III Corp., Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.51%), 9.82%, 12/15/28	USD	796	$603,603
Prime Security Services Borrower LLC, 2023 Term Loan B, (3-mo. CME Term SOFR + 2.50%), 7.83%, 10/14/30		738	738,150
Tempo Acquisition LLC, 2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.08%, 08/31/28		4,743	4,755,376
TruGreen LP, 2020 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 4.10%), 9.43%, 11/02/27		1,631	1,584,703
Vestis Corp., Term Loan, (3-mo. CME Term SOFR + 2.25%), 7.58%, 02/22/31(d)		299	298,626
Viad Corp., Initial Term Loan, (1-mo. CME Term SOFR + 5.11%), 10.44%, 07/30/28		976	975,585

			22,512,375

Communications Equipment — 0.7%
Ciena Corp., 2020 Term Loan B, (1-mo. CME Term SOFR + 2.00%), 7.33%, 10/24/30		1,394	1,396,170
Viasat, Inc.
2023 Term Loan, (1-mo. CME Term SOFR + 4.61%), 9.93%, 05/30/30		568	549,301
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.83%, 03/02/29		1,135	1,097,573

			3,043,044

Construction & Engineering — 1.4%
Brand Industrial Services, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 5.50%), 10.81%, 08/01/30		3,329	3,340,556
Legence Holdings LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.60%), 8.93%, 12/16/27		222	221,243
Pike Corp., 2021 Incremental Term Loan B, (1-mo. CME Term SOFR + 3.11%), 8.44%, 01/21/28		1,045	1,047,757
USIC Holdings, Inc., 2021 Term Loan, (3-mo. CME Term SOFR + 3.76%), 9.06%, 05/12/28		1,729	1,724,498

			6,334,054

Construction Materials — 4.5%
ACProducts Holdings, Inc., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.51%), 9.81%, 05/17/28		1,624	1,476,542
American Builders & Contractors Supply Co., Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 2.00%), 7.33%, 01/31/31		1,182	1,181,559
Chariot Buyer LLC
2024 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.08%, 11/03/28		637	637,796
Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 8.68%, 11/03/28		2,426	2,421,011
Cornerstone Building Brands, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 8.68%, 04/12/28		263	260,701
CP Atlas Buyer, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 9.18%, 11/23/27		1,448	1,428,487
CP Iris Holdco I, Inc.
2021 2nd Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 7.10%), 12.43%, 10/01/29(d)		1,046	967,550
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 9.18%, 10/02/28		234	233,259

Security		Par (000)	Value

Construction Materials (continued)
CPG International LLC, 2022 Term Loan B, (1-mo. CME Term SOFR + 2.60%), 7.93%, 04/28/29	USD	788	$788,741
Emerald Debt Merger Sub LLC, Term Loan B, (3-mo. CME Term SOFR + 2.50%), 7.79%, 05/31/30		1,689	1,687,536
Ingersoll-Rand Services Co., 2020 USD Spinco Term Loan, (1-mo. CME Term SOFR + 1.85%), 7.18%, 03/01/27		516	516,675
LSF10 XL Bidco SCA, 2021 EUR Term Loan B4, (3-mo. EURIBOR + 4.18%), 8.08%, 04/12/28	EUR	853	846,645
New AMI I LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 6.00%), 11.33%, 03/08/29	USD	836	796,691
Oscar AcquisitionCo. LLC, Term Loan B, (3-mo. CME Term SOFR + 4.60%), 9.90%, 04/29/29		1,091	1,093,432
Quikrete Holdings, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR + 2.86%), 8.19%, 03/19/29		620	620,253
Smyrna Ready Mix Concrete LLC, 2023 Term Loan, (1-mo. CME Term SOFR + 3.50%), 8.83%, 04/02/29(d)		535	537,818
Standard Industries, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.36%), 7.69%, 09/22/28		1,579	1,578,969
Summit Materials LLC, 2023 Incremental Term Loan B, (3-mo. CME Term SOFR + 2.50%), 7.83%, 01/12/29		729	732,098
Wilsonart LLC, 2021 Term Loan E, (3-mo. CME Term SOFR at 1.00% Floor + 3.35%), 8.65%, 12/31/26		3,131	3,133,265
Zurn LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.11%), 7.44%, 10/04/28.		111	111,326

			21,050,354

Consumer Finance — 1.2%
GTCR W Merger Sub LLC, USD Term Loan B, (1-mo. CME Term SOFR + 3.00%), 8.31%, 01/31/31		2,082	2,087,642
Trans Union LLC
2019 Term Loan B5, (1-mo. CME Term SOFR + 1.85%), 7.18%, 11/16/26		1,827	1,824,669
2024 Term Loan B6, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.33%, 12/01/28		1,839	1,837,438

			5,749,749

Consumer Staples Distribution & Retail — 0.3%
U.S. Foods, Inc.
2019 Term Loan B, (1-mo. CME Term SOFR + 2.11%), 7.44%, 09/13/26		634	635,272
2021 Term Loan B, (1-mo. CME Term SOFR + 2.00%), 7.33%, 11/22/28		891	894,161

			1,529,433

Containers & Packaging — 2.3%
Charter Next Generation, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.83%, 12/01/27		3,735	3,740,409
LABL, Inc., 2021 USD 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.10%), 10.43%, 10/29/28		1,585	1,549,779
Mauser Packaging Solutions Holding Co., Term Loan B, (1-mo. CME Term SOFR + 4.00%), 9.33%, 08/14/26		1,253	1,256,017
Pactiv Evergreen Group Holdings Inc, 2020 Term Loan B2, (1-mo. CME Term SOFR + 3.36%), 8.69%, 02/05/26		226	226,896

4

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Containers & Packaging (continued)
Pregis TopCo LLC
1st Lien Term Loan, (1-mo. CME Term SOFR + 3.75%), 9.08%, 07/31/26	USD	667	$667,968
2021 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.86%), 9.19%, 07/31/26		692	692,000
Reynolds Consumer Products LLC, Term Loan, (1-mo. CME Term SOFR + 1.75%), 7.18%, 02/04/27		1,306	1,307,463
Trident TPI Holdings, Inc., 2021 Term Loan B3, (3-mo. CME Term SOFR at 0.50% Floor + 4.26%), 9.81%, 09/15/28		1,272	1,271,671

			10,712,203

Distributors — 0.2%
PAI Holdco, Inc., 2020 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.01%), 9.32%, 10/28/27		1,008	948,652

Diversified Consumer Services — 2.0%
Ascend Learning LLC
2021 2nd Lien Term Loan, (1-mo. CME Term SOFR + 5.85%), 11.18%, 12/10/29		190	186,762
2021 Term Loan, (1-mo. CME Term SOFR + 3.60%), 8.93%, 12/11/28		619	614,293
Bright Horizons Family Solutions LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 2.36%), 7.69%, 11/24/28		916	914,489
KUEHG Corp., 2023 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 5.00%), 10.30%, 06/12/30		1,401	1,403,244
Learning Care Group U.S. No. 2, Inc., 2023 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.75%), 10.07%, 08/11/28		220	219,941
Sotheby’s, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.76%), 10.08%, 01/15/27		2,715	2,658,632
Spring Education Group, Inc., Term Loan, (3-mo. CME Term SOFR + 4.50%), 9.81%, 10/04/30		1,481	1,486,319
Wand NewCo 3, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 3.75%), 9.08%, 01/30/31		1,910	1,914,469

			9,398,149

Diversified Telecommunication Services — 2.4%
Connect Finco SARL
2021 Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 3.50%), 8.83%, 12/11/26		1,266	1,255,940
2024 Extended Term Loan B, 09/13/29(h)		1,260	1,238,251
Consolidated Communications, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.61%), 8.94%, 10/02/27		444	420,474
Level 3 Financing, Inc.(d)
2024 Extended Term Loan B1, (1-week CME Term SOFR at 2.00% Floor + 6.56%), 11.81%, 04/15/29		967	959,859
2024 Extended Term Loan B2, (1-week CME Term SOFR at 2.00% Floor + 6.56%), 11.81%, 04/15/30		974	966,902
Lumen Technologies, Inc.
2024 Extended Term Loan B1, (1-week CME Term SOFR at 2.00% Floor + 2.46%), 7.79%, 04/15/29		746	552,679

Security		Par (000)	Value

Diversified Telecommunication Services (continued)
Lumen Technologies, Inc. (continued)
2024 Extended Term Loan B2, (3-mo. CME Term SOFR at 2.00% Floor + 2.46%), 7.79%, 04/15/30(d)	USD	762	$564,120
ORBCOMM, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 4.51%), 9.77%, 09/01/28		861	832,281
Zayo Group Holdings, Inc., USD Term Loan, (1-mo. CME Term SOFR + 3.00%), 8.44%, 03/09/27		5,045	4,415,296

			11,205,802

Electronic Equipment, Instruments & Components — 0.9%
Coherent Corp., 2022 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 8.19%, 07/02/29		1,510	1,510,087
MX Holdings U.S., Inc., 2023 USD Term Loan B1D, (1-mo. CME Term SOFR at 0.75% Floor + 2.86%), 8.19%, 07/31/28		189	189,129
Roper Industrial Products Investment Co., 2023 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.30%, 11/22/29		2,720	2,734,886

			4,434,102

Energy Equipment & Services — 0.0%
Lealand Finance Co. BV
2020 Make Whole Term Loan, (1-mo. CME Term SOFR + 3.11%), 8.44%, 06/28/24(d)		40	20,121
2020 Take Back Term Loan, (1-mo. CME Term SOFR + 1.11%), 6.44%, 06/30/25		311	120,486

			140,607

Entertainment — 3.2%
AMC Entertainment Holdings, Inc., 2019 Term Loan B, (1-mo. CME Term SOFR + 3.11%), 8.44%, 04/22/26		1,487	1,243,416
Aristocrat Technologies, Inc., 2022 Term Loan B, (3-mo. CME Term SOFR + 2.35%), 7.66%, 05/24/29		101	101,126
Cirque Du Soleil Holding USA Newco, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.55%, 03/08/30		898	896,808
Delta 2 Lux SARL, 2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.56%, 01/15/30		1,847	1,847,462
Lions Gate Capital Holdings LLC, 2018 Term Loan B, (1-mo. CME Term SOFR + 2.35%), 7.68%, 03/24/25		1,291	1,288,396
Live Nation Entertainment, Inc., Term Loan B4, (1-mo. CME Term SOFR + 1.85%), 7.18%, 10/19/26		2,498	2,492,630
Motion Finco SARL, 2024 USD Term Loan B, 11/12/29(h)		1,267	1,264,140
NEP Group, Inc., 2023 Term Loan B, 08/19/26(h)		1,902	1,805,721
SMG U.S. Midco 2, Inc., 2020 Term Loan, (3-mo. CME Term SOFR + 2.76%), 8.07%, 01/23/25		413	412,811
UFC Holdings LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.01%), 8.34%, 04/29/26		889	889,600
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, (1-mo. CME Term SOFR + 2.86%), 8.19%, 05/18/25		2,644	2,640,404

			14,882,514

S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Environmental, Maintenance & Security Service — 0.8%
Clean Harbors, Inc., 2023 Term Loan, (1-mo. CME Term SOFR + 1.86%), 7.19%, 10/08/28	USD	1,023	$1,024,265
Covanta Holding Corp.
2021 Term Loan C, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.83%, 11/30/28		86	85,367
2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.07%, 11/30/28		874	872,829
2024 Term Loan C, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.07%, 11/30/28		48	47,695
2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.83%, 11/30/28		1,121	1,116,865
GFL Environmental, Inc., 2023 First Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.82%, 05/31/27		724	726,557

			3,873,578

Financial Services — 3.9%
Belron Finance U.S. LLC
2018 Term Loan B, (3-mo. CME Term SOFR + 2.51%), 7.82%, 11/13/25		429	429,621
2019 USD Term Loan B3, (3-mo. CME Term SOFR + 2.51%), 7.83%, 10/30/26		855	855,048
2023 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.35%), 7.66%, 04/18/29		468	468,645
2023 USD Term Loan, (3-mo. CME Term SOFR + 2.26%), 7.58%, 04/13/28		4,549	4,548,775
Cogeco Financing 2 LP, 2023 Term Loan B, (1-mo. CME Term SOFR + 2.61%), 7.94%, 09/29/28		1,576	1,534,261
Deerfield Dakota Holding LLC
2020 USD Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 3.75%), 9.06%, 04/09/27		6,099	6,066,274
2021 USD 2nd Lien Term Loan, (3-mo. CME Term SOFR + 7.01%), 12.32%, 04/07/28		1,806	1,799,228
FinCo I LLC, 2023 Term Loan, (3-mo. CME Term SOFR + 3.00%), 8.31%, 06/27/29		610	610,542
GIP Pilot Acquisition Partners LP, Term Loan, (3-mo. CME Term SOFR + 3.00%), 8.33%, 10/04/30		301	301,677
Hyperion Refinance SARL, 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.83%, 02/15/31		705	705,063
Sunrise Financing Partnership, 2021 USD Term Loan AX, (1-mo. CME Term SOFR + 3.11%), 8.44%, 01/31/29		768	763,868

			18,083,002

Food Products — 2.5%
8th Avenue Food & Provisions, Inc.
2018 1st Lien Term Loan, (1-mo. CME Term SOFR + 3.86%), 9.19%, 10/01/25		1,000	980,254
2021 Incremental Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 4.86%), 10.19%, 10/01/25		1,504	1,476,399
Chobani LLC
2020 Term Loan B, (1-mo. CME Term SOFR + 3.61%), 8.94%, 10/25/27		3,188	3,192,921
2023 Incremental Term Loan, (1-mo. CME Term SOFR + 3.75%), 9.08%, 10/25/27		820	824,045
Froneri U.S., Inc., 2020 USD Term Loan, (1-mo. CME Term SOFR + 2.35%), 7.68%, 01/29/27		3,505	3,505,970

Security		Par (000)	Value

Food Products (continued)
H-Food Holdings LLC, 2018 Term Loan B, (3-mo. CME Term SOFR + 3.95%), 9.29%, 05/23/25	USD	493	$356,832
Nomad Foods U.S. LLC, Term Loan B4, (6-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.27%, 11/13/29		1,002	1,002,898
UTZ Quality Foods LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 3.11%), 8.44%, 01/20/28		553	553,486

			11,892,805

Ground Transportation — 0.7%
AIT Worldwide Logistics Holdings, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 4.85%), 10.17%, 04/06/28		571	572,064
Avis Budget Car Rental LLC, 2020 Term Loan B, (1-mo. CME Term SOFR + 1.86%), 7.19%, 08/06/27		650	646,936
SIRVA Worldwide, Inc., 2018 1st Lien Term Loan, (3-mo. CME Term SOFR + 5.76%), 11.10%, 08/04/25		1,136	796,861
Uber Technologies, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR + 2.75%), 8.08%, 03/03/30		1,271	1,275,768

			3,291,629

Health Care Equipment & Supplies — 2.8%
Avantor Funding, Inc., 2021 Term Loan B5, (1-mo. CME Term SOFR + 2.35%), 7.68%, 11/08/27		1,082	1,082,141
Bausch & Lomb Corp., 2023 Incremental Term Loan, (1-mo. CME Term SOFR + 4.00%), 9.33%, 09/29/28		939	937,523
Bausch and Lomb Corp., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 8.68%, 05/10/27		2,248	2,219,202
Insulet Corp., 2024 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 8.33%, 05/04/28		756	756,260
Maravai Intermediate Holdings LLC, 2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.31%, 10/19/27		1,472	1,444,567
Medline Borrower LP, USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.44%, 10/23/28		3,910	3,918,547
Sotera Health Holdings LLC, 2021 Term Loan, (1-mo. CME Term SOFR + 2.86%), 8.19%, 12/11/26		2,539	2,525,239

			12,883,479

Health Care Providers & Services — 5.2%
Catalent Pharma Solutions, Inc., 2021 Term Loan B3, (1-mo. CME Term SOFR + 2.11%), 7.44%, 02/22/28		1,895	1,892,412
CHG Healthcare Services, Inc.
2021 Term Loan, (1-mo. CME Term SOFR + 3.36%), 8.69%, 09/29/28		1,010	1,010,100
2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.09%, 09/29/28		215	214,866
CNT Holdings I Corp., 2020 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.82%, 11/08/27		2,197	2,199,678
Electron BidCo, Inc., 2021 Term Loan, (1-mo. CME Term SOFR + 3.11%), 8.44%, 11/01/28		2,163	2,166,462

6

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Health Care Providers & Services (continued)
eResearchTechnology, Inc., 2020 1st Lien Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.61%), 9.94%, 02/04/27	USD	811	$812,822
EyeCare Partners LLC
2020 Term Loan, (3-mo. CME Term SOFR + 4.01%), 9.32%, 02/18/27		1,647	864,879
2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 7.01%), 12.32%, 11/15/29		581	200,404
2021 Incremental Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.01%), 9.32%, 11/15/28		528	274,199
Fortrea Holdings, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.08%, 07/01/30		419	419,882
ICON Luxembourg SARL
2024 LUX Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.30%, 07/03/28		1,791	1,794,329
2024 US Term Loan B, 0.00%, 07/03/28		447	447,905
Ingenovis Health, Inc., Term Loan B, (1-mo. CME Term SOFR + 3.75%), 9.19%, 03/06/28		1,600	1,428,979
IQVIA, Inc., 2023 USD Term Loan B4, (3-mo. CME Term SOFR + 2.00%), 7.31%, 01/02/31		1,220	1,224,737
MED ParentCo LP, 1st Lien Term Loan, (1-mo. CME Term SOFR + 4.36%), 9.69%, 08/31/26		381	380,022
Medical Solutions Holdings, Inc., 2021 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 7.10%), 12.43%, 11/01/29		611	488,036
Phoenix Newco, Inc., 2021 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.36%), 8.69%, 11/15/28		3,030	3,035,353
Precision Medicine Group LLC, 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.10%), 8.40%, 11/18/27		1,218	1,201,976
Reverb Buyer, Inc., 2021 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 8.68%, 11/01/28		900	801,029
Star Parent, Inc., Term Loan B, (3-mo. CME Term SOFR + 4.00%), 9.31%, 09/27/30		887	881,013
Surgery Center Holdings, Inc., 2023 Term Loan, (1-mo. CME Term SOFR + 3.50%), 8.83%, 12/19/30		1,164	1,168,645
Vizient, Inc., 2022 Term Loan B7, (1-mo. CME Term SOFR at 0.50% Floor + 2.35%), 7.68%, 05/16/29		332	333,164
WCG Intermediate Corp., 2019 Term Loan, (1-mo. CME Term SOFR + 4.11%), 9.44%, 01/08/27		1,096	1,096,058

			24,336,950

Health Care Technology — 2.8%
AthenaHealth Group, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.58%, 02/15/29		3,101	3,067,533
Cotiviti, Inc.(h)
2024 Fixed Term Loan B, 02/21/31		1,086	1,087,358
2024 Term Loan, 02/21/31		1,978	1,973,055

Security		Par (000)	Value

Health Care Technology (continued)
Gainwell Acquisition Corp., Term Loan B, (3-mo. CME Term SOFR + 4.10%), 9.41%, 10/01/27	USD	3,220	$3,073,906
Verscend Holding Corp., 2021 Term Loan B, (1-mo. CME Term SOFR + 4.11%), 9.44%, 08/27/25		3,077	3,077,109
Waystar Technologies, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 4.00%), 9.33%, 10/22/29		912	913,330

			13,192,291

Hotel & Resort REITs — 0.1%
RHP Hotel Properties LP, 2023 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 8.08%, 05/18/30		490	490,167

Hotels, Restaurants & Leisure — 7.9%
Alterra Mountain Co.(d)
2023 Term Loan B, (1-mo. CME Term SOFR + 3.75%), 9.18%, 05/31/30		154	154,414
2024 Add-on Term Loan B, 05/31/30(h)		215	215,806
Bally’s Corp., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.83%, 10/02/28		1,201	1,125,843
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc., 2023 Term Loan B5, (1-mo. CME Term SOFR + 2.25%), 7.58%, 09/20/30		2,317	2,314,476
Caesars Entertainment, Inc.
2024 Term Loan B1, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.04%, 02/06/31		2,874	2,874,000
Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.35%), 8.66%, 02/06/30		1,235	1,236,592
Carnival Corp., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 8.32%, 08/08/27		1,157	1,157,914
Churchill Downs, Inc., 2021 Incremental Term Loan B1, (1-mo. CME Term SOFR + 2.10%), 7.43%, 03/17/28		1,451	1,450,398
City Football Group Ltd., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.11%), 8.44%, 07/21/28		1,563	1,560,100
ECL Entertainment, LLC, 2023 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 4.75%), 10.08%, 08/31/30		800	802,180
Fertitta Entertainment LLC, 2022 Term Loan B, (1-mo. CME Term SOFR + 3.75%), 9.08%, 01/27/29		4,407	4,415,349
Flutter Financing BV, Term Loan B, (3-mo. CME Term SOFR + 2.25%), 7.56%, 11/25/30		3,549	3,547,188
Four Seasons Hotels Ltd., 2024 Term Loan B, (3-mo. CME Term SOFR + 2.10%), 7.43%, 11/30/29		3,162	3,163,680
Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, (1-mo. CME Term SOFR + 2.00%), 7.43%, 11/08/30		767	768,135
IRB Holding Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.85%), 8.08%, 12/15/27		2,379	2,378,159

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Light & Wonder International, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.08%, 04/14/29	USD	1,084	$1,085,368
Packers Holdings LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.25%), 8.68%, 03/09/28		898	569,286
Penn Entertainment, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR + 2.85%), 8.18%, 05/03/29		1,464	1,464,751
Playa Resorts Holding BV, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.58%, 01/05/29		473	474,096
SeaWorld Parks & Entertainment, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.83%, 08/25/28		546	544,928
Station Casinos LLC, 2024 Term Loan B, 03/14/31(h)		1,972	1,968,194
Whatabrands LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.36%), 8.69%, 08/03/28		2,818	2,817,952
Wyndham Hotels & Resorts, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR + 2.35%), 7.68%, 05/24/30		530	531,419

			36,620,228

Household Durables — 1.7%
AI Aqua Merger Sub, Inc., 2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.58%, 07/31/28		1,308	1,312,402
Hunter Douglas, Inc., USD Term Loan B1, (3-mo. CME Term SOFR + 3.50%), 8.82%, 02/26/29		2,378	2,346,464
Serta Simmons Bedding, LLC, 2023 New Term Loan, (3-mo. CME Term SOFR + 7.61%), 12.92%, 06/29/28		499	445,616
Stitch Aquisition Corp., Term Loan B, (3-mo. CME Term SOFR + 7.00%), 12.31%, 07/28/28		1,075	268,812
Sunset Debt Merger Sub, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 4.11%), 9.44%, 10/06/28		814	745,834
Weber-Stephen Products LLC, Term Loan B, (1-mo. CME Term SOFR + 3.36%), 8.69%, 10/30/27		3,086	2,844,886

			7,964,014

Household Products — 0.1%
Kronos Acquisition Holdings, Inc., 2021 1st Lien Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.15%), 11.49%, 12/22/26		402	402,255

Independent Power and Renewable Electricity Producers — 0.9%
Calpine Construction Finance Co. LP, 2023 Refinancing Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.58%, 07/31/30		1,225	1,222,999
Calpine Corp., Term Loan B9, (1-mo. CME Term SOFR + 2.00%), 7.33%, 01/31/31		589	585,378
Constellation Renewables LLC, 2020 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 2.76%), 8.10%, 12/15/27		1,184	1,183,997
NRG Energy, Inc., 2024 Term Loan, 03/27/31(h)		1,245	1,242,672

			4,235,046

Security		Par (000)	Value

Industrial Conglomerates — 0.1%
JFL-Tiger Acquisition Co., Inc., Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 5.00%), 10.32%, 10/17/30	USD	588	$588,707

Insurance — 7.5%
Alliant Holdings Intermediate LLC, 2023 Term Loan B6, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.83%, 11/06/30		6,837	6,863,095
AmWINS Group, Inc.
2021 Term Loan B, (1-mo. CME Term SOFR + 2.36%), 7.69%, 02/19/28		2,554	2,554,086
2023 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.75%), 8.19%, 02/19/28		491	491,264
Amynta Agency Borrower, Inc., 2023 1st Lien Term Loan B, (3-mo. CME Term SOFR + 4.25%), 9.55%, 02/28/28		1,409	1,413,193
AssuredPartners, Inc.
2020 Term Loan B, (1-mo. CME Term SOFR + 3.61%), 8.94%, 02/12/27		1,386	1,386,799
2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 8.94%, 02/12/27		869	869,471
2023 Term Loan B4, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.08%, 02/12/27		431	430,770
2024 Incremental Term Loan B5, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.83%, 02/14/31		473	473,445
Baldwin Risk Partners, LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 3.61%), 8.94%, 10/14/27		435	433,744
HUB International Ltd., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.25%), 8.57%, 06/20/30		4,942	4,942,758
Jones Deslauriers Insurance Management, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR + 3.50%), 8.80%, 03/15/30		1,137	1,135,931
Ryan Specialty LLC, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 2.75%), 8.08%, 09/01/27		1,342	1,342,729
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR + 3.75%), 9.08%, 02/24/28		3,979	3,984,665
Truist Insurance Holdings LLC(h)
1st Lien Term Loan, 03/24/31		2,567	2,562,713
2nd Lien Term Loan, 03/08/32		1,006	1,011,030
USI, Inc./New York
2023 Acquisition Term Loan, (3-mo. CME Term SOFR + 3.25%), 8.55%, 09/27/30		1,109	1,109,769
2023 Term Loan B, (3-mo. CME Term SOFR + 3.00%), 8.30%, 11/22/29		4,043	4,042,961

			35,048,423

Interactive Media & Services — 0.1%
Acuris Finance U.S., Inc., 2021 USD Term Loan B, (3-mo. CME Term SOFR + 4.15%), 9.45%, 02/16/28		429	427,649

Internet Software & Services — 0.3%
Gen Digital, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR + 2.10%), 7.43%, 09/12/29		1,291	1,290,177

8

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

IT Services — 3.0%
Asurion LLC
2020 Term Loan B8, (1-mo. CME Term SOFR + 3.36%), 8.69%, 12/23/26	USD	292	$285,896
2021 2nd Lien Term Loan B3, (1-mo. CME Term SOFR + 5.36%), 10.69%, 01/31/28		1,117	1,002,272
2021 Second Lien Term Loan B4, (1-mo. CME Term SOFR + 5.36%), 10.69%, 01/20/29		1,066	949,571
2023 Term Loan B11, (1-mo. CME Term SOFR + 4.35%), 9.68%, 08/19/28		1,652	1,591,743
Camelot U.S. Acquisition LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 8.08%, 01/31/31		3,256	3,253,876
Central Parent, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR + 4.00%), 9.31%, 07/06/29		2,697	2,703,504
Go Daddy Operating Co. LLC
2021 Term Loan B4, (1-mo. CME Term SOFR + 2.11%), 7.44%, 08/10/27		723	722,874
2024 Term Loan B6, (1-mo. CME Term SOFR + 2.00%), 7.33%, 11/09/29		1,752	1,750,373
Magenta Buyer LLC
2021 USD 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.26%), 10.57%, 07/27/28		1,290	758,423
2021 USD 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 8.51%), 13.82%, 07/27/29		1,674	485,374
Venga Finance SARL, 2021 USD Term Loan B, (3-mo. CME Term SOFR + 5.01%), 10.35%, 06/28/29		641	639,408

			14,143,314

Leisure Products — 0.2%
Fender Musical Instruments Corp., 2021 Term Loan B, (1-mo. CME Term SOFR + 4.10%), 9.43%, 12/01/28		481	472,303
Peloton Interactive, Inc., Term Loan, (6-mo. CME Term SOFR + 7.10%), 12.48%, 05/25/27		340	341,009

			813,312

Machinery — 6.8%
Albion Financing 3 SARL, USD Term Loan, (3-mo. CME Term SOFR + 5.51%), 10.83%, 08/17/26		1,951	1,955,754
Arcline FM Holdings LLC, 2021 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.01%), 10.32%, 06/23/28		2,228	2,228,306
Barnes Group Inc, 2024 Term Loan, (1-mo. CME Term SOFR + 2.50%), 7.83%, 09/03/30		1,046	1,048,473
Columbus McKinnon Corp./New York, 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.81%, 05/14/28(d)		337	337,894
Doosan Bobcat North America, Inc., 2022 Term Loan B, (3-mo. CME Term SOFR + 2.60%), 7.90%, 04/20/29		263	263,149
Filtration Group Corp.
2021 Incremental Term Loan, (1-mo. CME Term SOFR + 3.61%), 8.94%, 10/21/28		1,158	1,160,037
2023 USD Term Loan, (1-mo. CME Term SOFR + 4.36%), 9.69%, 10/21/28		2,347	2,353,341
Gardner Denver, Inc., 2020 USD Term Loan B2, (1-mo. CME Term SOFR + 1.85%), 7.18%, 03/01/27		355	355,369

Security		Par (000)		Value

Machinery (continued)
Gates Global LLC, 2021 Term Loan B3, (1-mo. CME Term SOFR at 0.75% Floor + 2.60%), 7.93%, 03/31/27	USD	2,209		$2,210,898
Generac Power Systems, Inc., 2019 Term Loan B, (1-mo. CME Term SOFR + 1.85%), 7.18%, 12/13/26		325		324,188
Madison IAQ LLC, Term Loan, (1-mo. CME Term SOFR + 3.36%), 8.69%, 06/21/28		3,663		3,655,886
SPX Flow, Inc., 2022 Term Loan, (1-mo. CME Term SOFR + 4.60%), 9.93%, 04/05/29		1,940		1,946,319
Titan Acquisition Ltd./Canada
2018 Term Loan B, (1-mo. CME Term SOFR + 3.11%), 8.44%, 03/28/25		3,824		3,818,735
2024 Term Loan B, 02/01/29(h)		2,965		2,971,154
TK Elevator U.S. Newco, Inc., USD Term Loan B, 04/30/30(h)		3,646		3,648,428
Vertiv Group Corp., 2023 Term Loan B, (1-mo. CME Term SOFR + 2.61%), 7.94%, 03/02/27		2,399		2,402,327
Wec US Holdings Ltd., 2024 Term Loan, (1-mo. CME Term SOFR + 2.75%), 8.08%, 01/27/31		1,143		1,141,343

				31,821,601

Media — 4.2%
A L Parent LLC, 2023 Take Back Term Loan, (1-mo. CME Term SOFR at 2.00% Floor + 5.50%), 10.83%, 06/30/28		479		476,545
ABG Intermediate Holdings 2 LLC, 2021 Term Loan B1, (1-mo. CME Term SOFR + 3.60%), 8.93%, 12/21/28		1,271		1,275,341
Altice Financing SA, USD 2017 1st Lien Term Loan, (3-mo. LIBOR US + 2.75%), 8.33%, 01/31/26(d)		1,535		1,480,856
AVSC Holding Corp.(g)
2020 Term Loan B1, (1-mo. CME Term SOFR + 3.60%, 0.60% PIK), 8.93%, 03/03/25		995		995,349
2020 Term Loan B3, (5.00% Cash and 10.00% PIK), 15.00%, 10/15/26		1,039		1,083,125
Charter Communications Operating, LLC, 2023 Term Loan B4, (3-mo. CME Term SOFR + 2.00%), 7.33%, 12/07/30		1,392		1,377,600
Clear Channel Outdoor Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR + 4.11%), 9.44%, 08/23/28		717		715,639
CMG Media Corp., 2021 Term Loan, (3-mo. CME Term SOFR + 3.50%), 8.91%, 12/17/26		—	(i)	268
CSC Holdings LLC, 2019 Term Loan B5, (1-mo. LIBOR US + 2.50%), 7.94%, 04/15/27		1,524		1,369,223
DirecTV Financing LLC, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 5.11%), 10.44%, 08/02/27		1,005		1,004,972
Morgan Stanley & Co. International PLC, 2024 CCIBV Fixed Term Loan(d)(h)(j)		740		736,300
Radiate Holdco LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.36%), 8.69%, 09/25/26		2,528		2,109,227
Sinclair Television Group, Inc., 2022 Term Loan B4, (1-mo. CME Term SOFR + 3.85%), 9.18%, 04/21/29		565		448,870
Virgin Media Bristol LLC, USD Term Loan N, (1-mo. CME Term SOFR + 2.61%), 7.94%, 01/31/28		988		972,532

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media (continued)
Voyage Digital NZ, USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.99%), 9.32%, 05/11/29(d)	USD	953	$953,921
WMG Acquisition Corp., 2024 Term Loan I, (1-mo. CME Term SOFR + 2.00%), 7.33%, 01/24/31		2,970	2,962,671
Ziggo Financing Partnership, USD Term Loan I, (1-mo. CME Term SOFR + 2.61%), 7.94%, 04/30/28		1,617	1,592,454

			19,554,893

Oil, Gas & Consumable Fuels — 2.5%
Freeport LNG Investments LLLP, Term Loan B, (3-mo. CME Term SOFR + 3.50%), 9.08%, 12/21/28		3,643	3,613,596
M6 ETX Holdings II Midco LLC, Term Loan B, (1- mo. CME Term SOFR at 0.50% Floor + 4.60%), 9.93%, 09/19/29		264	263,850
Medallion Midland Acquisition LP, 2023 Term Loan, (3-mo. CME Term SOFR + 3.50%), 8.83%, 10/18/28		2,143	2,145,251
Murphy USA, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.86%), 7.19%, 01/31/28		631	632,339
New Fortress Energy, Inc., Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.00%), 10.32%, 10/27/28		1,773	1,776,989
Oryx Midstream Services Permian Basin LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.11%), 8.44%, 10/05/28		3,053	3,062,804

			11,494,829

Paper & Forest Products — 0.4%
Asplundh Tree Expert LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 1.85%), 7.18%, 09/07/27		1,943	1,942,681

Passenger Airlines — 2.0%
AAdvantage Loyalty IP Ltd., 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.01%), 10.33%, 04/20/28		1,390	1,442,314
Air Canada, 2024 Term Loan B, (3-mo. CME Term SOFR + 2.50%), 7.83%, 03/14/31		832	832,524
American Airlines, Inc.
2023 1st Lien Term Loan, (6-mo. CME Term SOFR + 3.50%), 8.77%, 06/04/29		1,620	1,624,050
Series AA, 2017 1st Lien Term Loan, (3-mo. CME Term SOFR + 1.85%), 7.07%, 01/29/27		269	268,787
Series AA, 2023 Term Loan B, (3-mo. CME Term SOFR + 3.18%), 8.60%, 02/15/28		1,281	1,279,825
Mileage Plus Holdings LLC, 2020 Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 5.40%), 10.73%, 06/21/27		2,097	2,156,269
United Airlines, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR + 2.75%), 8.08%, 02/15/31		1,422	1,421,772
WestJet Airlines Ltd., Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 3.10%), 8.43%, 12/11/26		76	76,222

			9,101,763

Security		Par (000)	Value

Pharmaceuticals — 1.9%
Amneal Pharmaceuticals LLC, 2023 Term Loan B, (1-mo. CME Term SOFR + 5.50%), 10.83%, 05/04/28	USD	1,197	$1,193,222
Bausch Health Americas, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 5.35%), 10.68%, 02/01/27		1,064	828,991
Elanco Animal Health, Inc., Term Loan B, (1-mo. CME Term SOFR + 1.85%), 7.18%, 08/01/27		1,450	1,443,699
Jazz Financing Lux SARL, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.11%), 8.44%, 05/05/28		2,156	2,167,172
Option Care Health, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 2.86%), 8.19%, 10/27/28		692	693,415
Organon & Co., USD Term Loan, (1-mo. CME Term SOFR + 3.11%), 8.43%, 06/02/28		1,404	1,408,408
Perrigo Investments LLC, Term Loan B, (1-mo. CME Term SOFR + 2.35%), 7.68%, 04/20/29		930	924,854
Prestige Brands, Inc., 2021 Term Loan B5, (1-mo. CME Term SOFR + 2.11%), 7.44%, 07/03/28		63	63,143

			8,722,904

Professional Services — 4.4%
AlixPartners LLP, 2021 USD Term Loan B, (1-mo. CME Term SOFR + 2.61%), 7.94%, 02/04/28		1,972	1,973,997
CoreLogic, Inc.
2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.61%), 11.94%, 06/04/29		1,095	1,028,127
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 8.94%, 06/02/28		3,331	3,249,155
Dayforce, Inc., Term Loan B, (1-mo. CME Term SOFR + 2.50%), 7.83%, 02/26/31		1,496	1,493,202
Dun & Bradstreet Corp., 2024 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 8.08%, 01/18/29		6,301	6,297,853
Element Materials Technology Group U.S. Holdings, Inc.
2022 USD Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.35%), 9.66%, 07/06/29		601	600,005
2022 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.35%), 9.66%, 07/06/29		1,301	1,300,012
Fleetcor Technologies Operating Co. LLC, 2021 Term Loan B4, (1-mo. CME Term SOFR + 1.85%), 7.18%, 04/28/28		2,018	2,015,801
Galaxy U.S. Opco, Inc., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.75%), 10.06%, 04/29/29(d)		928	837,942
VS Buyer LLC, Term Loan B, (1-mo. CME Term SOFR + 3.35%), 8.58%, 02/28/27		1,639	1,637,485

			20,433,579

Real Estate Management & Development — 0.4%
Cushman & Wakefield U.S. Borrower LLC
2020 Term Loan B, (1-mo. CME Term SOFR + 2.86%), 8.19%, 08/21/25		68	67,809

10

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Real Estate Management & Development (continued)
Cushman & Wakefield U.S. Borrower LLC (continued)
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 8.68%, 01/31/30	USD	1,186	$1,181,058
2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.33%, 01/31/30(d)		651	652,182

			1,901,049

Semiconductors & Semiconductor Equipment — 0.5%
MKS Instruments, Inc., 2023 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.82%, 08/17/29		1,685	1,683,119
Synaptics, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.51%), 7.84%, 12/02/28		618	616,604

			2,299,723

Software — 12.8%
Applied Systems, Inc., 2024 1st Lien Term Loan, (3-mo. CME Term SOFR + 3.50%), 8.81%, 02/24/31		3,474	3,493,382
Barracuda Networks, Inc., 2022 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.81%, 08/15/29		631	626,306
CCC Intelligent Solutions, Inc., Term Loan, (1-mo. CME Term SOFR + 2.36%), 7.69%, 09/21/28		1,941	1,937,794
Cloud Software Group, Inc.
2022 USD Term Loan B, (3-mo. CME Term SOFR + 4.60%), 9.91%, 03/30/29		5,364	5,335,763
2024 Term Loan, 03/21/31(h)		1,173	1,164,941
Cloudera, Inc.
2021 Second Lien Term Loan, (1-mo. CME Term SOFR + 6.10%), 11.43%, 10/08/29		780	772,200
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 9.18%, 10/08/28		855	850,729
Delta TopCo, Inc., 2020 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.25%), 12.62%, 12/01/28		385	385,481
E2open LLC, 2020 Term Loan B, (1-mo. CME Term SOFR + 3.61%), 8.94%, 02/04/28		281	280,731
Ellucian Holdings, Inc.
2020 2nd Lien Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 8.10%), 13.43%, 10/09/28		1,733	1,733,452
2024 Term Loan B, (1-mo. CME Term SOFR + 3.60%), 8.93%, 10/09/29		2,836	2,846,935
Genesys Cloud Services Holdings II LLC
Term Loan B, (1-mo. CME Term SOFR + 3.86%), 9.19%, 12/01/27		1,262	1,265,950
2020 USD Term Loan B4, (1-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.19%, 12/01/27		3,242	3,249,083
Helios Software Holdings, Inc., 2024 Term Loan, (3-mo. CME Term SOFR + 3.75%), 9.07%, 07/18/30		1,293	1,278,787
Informatica LLC, 2021 USD Term Loan B, (1-mo. CME Term SOFR + 2.86%), 8.19%, 10/27/28		3,030	3,028,962
McAfee Corp., 2022 USD Term Loan B, (1-mo. CME Term SOFR + 3.85%), 9.18%, 03/01/29		3,033	3,023,213
MH Sub I LLC
2021 2nd Lien Term Loan, (1-mo. CME Term SOFR + 6.25%), 11.58%, 02/23/29		1,521	1,459,734

Security		Par (000)	Value

Software (continued)
MH Sub I LLC (continued)
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.58%, 05/03/28	USD	2,717	$2,697,502
Playtika Holding Corp., 2021 Term Loan, (1-mo. CME Term SOFR + 2.75%), 8.19%, 03/13/28		1,485	1,484,711
Polaris Newco LLC, USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.26%), 9.57%, 06/02/28		4,592	4,545,487
Proofpoint, Inc., 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.36%), 8.69%, 08/31/28		3,273	3,273,119
RealPage, Inc.
1st Lien Term Loan, (1-mo. CME Term SOFR + 3.11%), 8.44%, 04/24/28		6,145	5,974,755
2nd Lien Term Loan, (1-mo. CME Term SOFR + 6.61%), 11.94%, 04/23/29		2,745	2,715,422
Severin Acquisition LLC, 2018 Term Loan B, (3-mo. CME Term SOFR + 3.25%), 8.31%, 08/01/27		1,289	1,290,764
UKG, Inc.
2021 2nd Lien Term Loan, (3-mo. CME Term SOFR + 5.35%), 10.68%, 05/03/27		919	925,079
2024 Term Loan B, (3-mo. CME Term SOFR + 3.50%), 8.81%, 02/10/31		2,899	2,912,964
Veritas U.S., Inc., 2021 USD Term Loan B, (1-mo. CME Term SOFR + 5.11%), 10.44%, 09/01/25		805	742,422
Voyage Australia Pty. Ltd., USD Term Loan B, (3-mo. CME Term SOFR + 3.76%), 9.08%, 07/20/28		233	233,771

			59,529,439

Specialty Retail — 1.3%
CD&R Firefly Bidco Ltd., 2023 GBP Term Loan B5, (3-mo. SONIA + 6.11%), 11.29%, 06/21/28	GBP	1,000	1,258,098
EG America LLC, 2021 Term Loan, (3-mo. SOFR OIS CMPD + 4.68%), 9.99%, 03/31/26	USD	282	280,985
PetSmart LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 3.85%), 9.18%, 02/11/28		3,635	3,622,700
Restoration Hardware, Inc., 2022 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 8.68%, 10/20/28		855	837,701

			5,999,484

Textiles, Apparel & Luxury Goods — 0.4%
Crocs, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.56%, 02/20/29		664	665,395
Fanatics Commerce Intermediate Holdco LLC, Term Loan B, (1-mo. CME Term SOFR + 3.36%), 8.69%, 11/24/28		690	687,385
Hanesbrands, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.08%, 03/08/30		516	515,145

			1,867,925

Trading Companies & Distributors — 1.3%
Core & Main LP
2021 Term Loan B, (3-mo. CME Term SOFR + 2.60%), 7.97%, 07/27/28		4,047	4,038,590
2024 Incremental Term Loan B, (3-mo. CME Term SOFR + 2.25%), 7.56%, 02/09/31		791	788,034

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Trading Companies & Distributors (continued)
TMK Hawk Parent Corp.(d)
2024 PIK Term Loan, (3-mo. CME Term SOFR + 11.00%), 11.00%, 12/15/31	USD	52	$43,375
2024 Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 5.25%), 10.58%, 06/30/29		1,648	1,409,130

			6,279,129

Transportation Infrastructure — 0.6%
Apple Bidco LLC
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.86%), 8.19%, 09/22/28		1,293	1,290,635
2022 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.83%, 09/22/28		737	739,094
OLA Netherlands BV, Term Loan, (1-mo. CME Term SOFR + 6.35%), 11.68%, 12/15/26		837	831,743

			2,861,472

Wireless Telecommunication Services — 1.3%
Altice France SA/France, 2023 USD Term Loan B14, (3-mo. CME Term SOFR + 5.50%), 10.81%, 08/15/28		2,286	1,807,292
GOGO Intermediate Holdings LLC, Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.86%), 9.19%, 04/30/28		927	924,520
Iridium Satellite LLC, 2023 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.50%), 7.83%, 09/20/30		1,617	1,615,161
SBA Senior Finance II LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 2.01%), 7.34%, 01/25/31		1,531	1,533,781

			5,880,754

Total Floating Rate Loan Interests — 124.5% (Cost: $587,282,901)			580,526,100

		Shares

Investment Companies

Equity Funds — 0.1%
Janus Henderson AAA CLO ETF		10,000	507,400

Fixed Income Funds — 1.6%
Invesco Senior Loan ETF		224,300	4,743,945
iShares 0-5 Year High Yield Corporate Bond ETF(k)		5,000	212,750
iShares iBoxx $ High Yield Corporate Bond ETF(k)		30,000	2,331,900

			7,288,595

Total Investment Companies — 1.7% (Cost: $7,724,563)			7,795,995

Security		Benefical Interest (000)	Value

Other Interests

Capital Markets — 0.0%
Millennium Lender Claim Trust(d)(l)	USD	1,607	$—

Industrial Conglomerates — 0.0%
Millennium Corp. Claim(d)(l)		1,508	—

Total Other Interests — 0.0% (Cost: $ — )			—

		Shares

Warrants

Consumer Discretionary — 0.0%
Service King (Carnelian Point), (Exercisable 01/14/23, 1 Share for 1 Warrant, Expires 06/30/27, Strike Price USD 10.00)(c)		1,895	—

Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp., (Issued/Exercisable 11/03/20, 1 Share for 1 Warrant, Expires 10/27/24, Strike Price USD 36.00)(c)		999	19,540

Total Warrants — 0.0% (Cost: $ — )			19,540

Total Investments — 129.6% (Cost: $617,549,439)			604,327,176
Liabilities in Excess of Other Assets — (29.6)%			(138,099,347)

Net Assets — 100.0%			$466,227,829

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $521,497, representing 0.1% of its net assets as of period end, and an original cost of $822,715.

(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(i)	Rounds to less than 1,000.
(j)	Perpetual security with no stated maturity date.
(k)	Affiliate of the Fund.
(l)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

12

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/24	Shares Held at 03/31/24	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class(a)	$—	$14,599,047	$(14,599,047)	$—	$—	$—	—	$2,947	$—
iShares 0-5 Year High Yield Corporate Bond ETF	211,100	—	—	—	1,650	212,750	5,000	2,311	—
iShares iBoxx $ High Yield Corporate Bond ETF	2,708,650	—	(385,757)	6,297	2,710	2,331,900	30,000	26,581	—

				$6,297	$4,360	$2,544,650		$31,839	$—

(a)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

						Unrealized Appreciation (Depreciation)
Currency Purchased		Currency Sold		Counterparty	Settlement Date

USD	152,660	EUR	139,720	Toronto-Dominion Bank	06/20/24	$1,447
USD	228,990	EUR	209,581	Toronto-Dominion Bank	06/20/24	2,170
USD	373,665	EUR	341,699	UBS AG	06/20/24	3,859
USD	1,121,014	GBP	880,000	HSBC Bank PLC	06/20/24	9,864

						$17,340

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)	(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

CDX.NA.HY.39.V3	5.00%	Quarterly	12/20/27	B-	USD 4,435		$334,784	$(52,782)	$387,566
CDX.NA.HY.40.V2	5.00	Quarterly	06/20/28	B-	USD 4,440		336,970	103,808	233,162

							$671,754	$51,026	$620,728

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Total Return Swaps

Paid by the Fund		Received by the Fund								Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value

1-Day SOFR, 5.34%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	Quarterly	JPMorgan Chase Bank N.A.	N/A	06/20/24	USD	4,000	$10,214	$(49,946)	$60,160

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Fair Value Hierarchy as of Period End (continued)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$6,099,521	$—	$6,099,521
Common Stocks
Construction & Engineering	—	24,787	—	24,787
Electrical Equipment	5,580	—	—	5,580
Energy Equipment & Services	—	—	—	—
Entertainment	—	—	319,741	319,741
Financial Services	—	334,202	854,969	1,189,171
Health Care Providers & Services	—	201,756	—	201,756
Oil, Gas & Consumable Fuels	—	—	3,098	3,098
Semiconductors & Semiconductor Equipment	773	—	—	773
Trading Companies & Distributors	—	—	194,159	194,159
Corporate Bonds	—	7,946,955	—	7,946,955
Floating Rate Loan Interests	—	563,191,782	17,334,318	580,526,100
Investment Companies	7,795,995	—	—	7,795,995
Other Interests	—	—	—	—
Warrants	19,540	—	—	19,540
Unfunded Floating Rate Loan Interests(a)	—	561	727	1,288

	$7,821,888	$577,799,564	$18,707,012	$604,328,464

Derivative Financial Instruments(b)
Assets
Credit Contracts	$—	$620,728	$—	$620,728
Foreign Currency Exchange Contracts	—	17,340	—	17,340
Interest Rate Contracts	—	60,160	—	60,160

	$—	$698,228	$—	$698,228

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)

Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests		Unfunded Floating Rate Loan Interests	Total

Assets
Opening balance, as of December 31, 2023	$470,246	$43,313	$18,152,176	$ —	(a)	$970	$18,666,705
Transfers into Level 3(b)	—	—	3,637,953	—		—	3,637,953
Transfers out of Level 3(c)	(178,020)	(43,313)	(7,292,920)	—		—	(7,514,253)
Accrued discounts/premiums	—	—	43,590	—		—	43,590
Net realized gain (loss)	—	—	(1,021,439)	—		—	(1,021,439)
Net change in unrealized appreciation (depreciation)(d)	(261,130)	—	1,177,148	—		(243)	915,775

14

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests		Unfunded Floating Rate Loan Interests	Total

Purchases	$1,340,871	$—	$10,541,253	$—		$—	$11,882,124
Sales	—	—	(7,903,443)	—		—	(7,903,443)

Closing balance, as of March 31, 2024	$1,371,967	$—	$17,334,318	$—	(a)	$727	$18,707,012

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2024(d)	$(261,130)	$—	$194,347	$—		$(243)	$(67,026)

(a)	Rounds to less than $1.
(b)

As of December 31, 2023, the Fund used observable inputs in determining the value of certain investments. As of March 31, 2024, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

(c)

As of December 31, 2023, the Fund used significant unobservable inputs in determining the value of certain investments. As of March 31, 2024, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

(d)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2024 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third-party information could result in a significantly lower or higher value of such Level 3 financial instruments.

Currency Abbreviation

EUR	Euro

GBP	British Pound

USD	United States Dollar

Portfolio Abbreviation

CLO	Collateralized Loan Obligation

DAC	Designated Activity Company

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

LIBOR	London Interbank Offered Rate

PIK	Payment-in-Kind

SCA	Societe en Commandite par Actions

SOFR	Secured Overnight Financing Rate

SONIA	Sterling Overnight Interbank Average Rate

S C H E D U L E O F I N V E S T M E N T S	15